Financial result, net- Financial result, net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Finance Income (Expense) [Abstract]
Interest on financial investments	R$ 388,675	R$ 101,326	R$ 93,667
Interest from customers	128,052	109,999	132,155
Changes in subscription warrants (see Note 24)	5,099	33,180	0
Selic interest on PIS/COFINS credits	35,268	201,795	121,565
Update of provisions and other income	149,595	13,854	10,279
Finance income	706,689	460,154	357,666
Interest on loans	(1,465,259)	(716,969)	(658,980)
Interest on leases payable	(128,069)	(110,878)	(109,318)
Bank charges, financial transactions tax, and other taxes	(119,828)	(70,801)	(46,878)
Exchange variations, net of gain (loss) on hedging instruments	(458,032)	(239,106)	(58,944)
Changes in subscription warrants – indemnification (see Note 24)	0	0	(17,353)
Update of provisions, net, and other expenses	(4,709)	(85,132)	(16,541)
Finance expenses	(2,175,897)	(1,222,886)	(908,014)
Financial result, net	R$ (1,469,208)	R$ (762,732)	R$ (550,348)